EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares and share capital outstanding
As at 31 December 2019, the Company has issued and fully paid 456,399,877 Shares. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2017	483	5
Issuances of Shares	2	—
As at 31 December 2017	485	5
Issuance of Shares	3	—
Cancellation of Shares	(13)	—
As at 31 December 2018	475	5
Issuance of Shares	2	—
Cancellation of Shares	(21)	—
As at 31 December 2019	456	5

Disclosure of other reserves within equity
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	31 December 2019	31 December 2018	31 December 2017
	€ million	€ million	€ million
Cash flow hedge reserve	(17)	(26)	(12)
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(629)	(723)	(688)
Total other reserves	(449)	(552)	(503)